Stock Options (Details 2) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	May 26, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Stock Options
Weighted Average Remaining Contractual Life	5 years	4 years 1 month 6 days	4 years 4 months 24 days
Stock option issuance date		May 26, 2022	May 26, 2022
Number of outstanding share		3,700,000	3,700,000	0
Stock option expire date		May 26, 2027	May 26, 2027
Stock option, price per share		$ 0.10	$ 0.22